Supplement Dated December 30, 2020
To the Statement of Additional Information (“SAI”)
Dated November 16, 2020 of
TrimTabs Donoghue Forlines Risk Managed Innovation ETF (DFNV)
and
TrimTabs Donoghue Forlines Tactical High Yield ETF (DFHY)
(each a “Fund” and, together, the “Funds”)

Important Notice to Investors

Effective January 1, 2021, the table appearing under the heading “Management of the Funds – Trustees and Officers” in the Funds’ SAI is replaced with the following table:

Name, Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Independent Trustees
Stephen J. Posner YOB: 1944	Trustee	Since 2014	Retired Since 2014; Financial Advisor, Wunderlich Securities, Inc. (2005-2014)	4	Director, TrimTabs Investment Research (2016-2017)**
David A. Kelly YOB: 1938	Trustee	Since 2015	Founder and President, Three Lakes Advisors, Inc. (1996-present)	4	Member, Audit Committee, Greenwich Historical Society (2011-2013)
Interested Trustee*
Charles Biderman YOB: 1946	Trustee; formerly President	Trustee since 2014; President from 2014 to 2017	Consultant, Informa TrimTabs (2017-2017); Founder, TrimTabs Asset Management, LLC (1990-present); Founder and Chief Executive Officer, TrimTabs Investment Research (1990-2017); President, TrimTabs Index Services, LLC (2014-2016)	4	None
*	Mr. Biderman is an “interested person,” as defined by the Investment Company Act, because of his employment with and ownership interest in the Adviser.
**	TrimTabs Investment Research does not control, and is not controlled by or under common control with, the Adviser.

Officers
Name, Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During Past 5 Years
Bob Shea YOB: 1962	President and Principal Executive Officer	Since January 2021
CEO and Chief Investment Officer, TrimTabs Asset Management, LLC (2020-Present) and Portfolio Manager (2021-Present); President and Co-Chief Investment Officer, W.E. Donoghue & Co., LLC (2017-2019); Co-Founder, CEO and Strategic Advisor, JA Forlines Global (2009-2017)

Derin Cohen YOB: 1991	Chief Compliance Officer and Anti-Money Laundering Officer Formerly: Vice President	Chief Compliance Officer and Anti-Money Laundering Officer since 2019; Vice President (2018-2019)
Chief Operating & Compliance Officer, TrimTabs Asset Management (2019-Present) and Vice President, Marketing and Operations (2017-2019); Lead Generation Associate, SinglePlatform (2017-2017); Internal Control Associate, Maxim Group LLC, (2013-2017)

Vince (Qijun) Chen YOB: 1994	Vice President, Treasurer, and Principal Financial Officer	Since 2019	Quantitative Analyst, TrimTabs Asset Management, LLC (2017-Present) and Portfolio Manager (2021-Present); Application Developer, NYC Human Resources Administration (2017-2017)

Please keep this supplement with your SAI for future reference.